Oppenheimer AMT-Free Municipals                           Oppenheimer International Large-Cap Core Fund
Oppenheimer AMT-Free New York Municipals                  Oppenheimer International Small Company Fund
Oppenheimer Cash Reserves                                 Oppenheimer International Value
Oppenheimer Champion Income Fund                          Oppenheimer Limited-Term Government Fund
Oppenheimer Developing Markets Fund                       Oppenheimer Main Street Fund(R)
Oppenheimer Discovery Fund                                Oppenheimer Main Street Opportunity Fund(R)
Oppenheimer Emerging Growth Fund                          Oppenheimer Multi Cap Value Fund
Oppenheimer Emerging Technologies Fund                    Oppenheimer Real Asset Fund
Oppenheimer Enterprise Fund                               Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Fund                                   Oppenheimer Strategic Income Fund
Oppenheimer Global Opportunities Fund                     Oppenheimer Total Return Bond Fund
Oppenheimer Gold & Special Minerals Fund                  Oppenheimer U.S. Government Trust
Oppenheimer Growth Fund                                   Rochester Fund Municipals
Oppenheimer High Yield Fund                               Rochester Portfolio Series - Limited Term New
Oppenheimer International Bond Fund                           York Municipal Fund

                                                  Supplement dated February 13, 2004

This supplement amends the prospectus of each of the above-referenced Funds and is in addition to any existing supplements of the
Funds.

The third paragraph of the bullet point entitled "Investing for the Shorter Term" under the section entitled "WHICH CLASS OF SHARES
SHOULD YOU CHOOSE?" is deleted in its entirety and replaced with the following:

      "The Distributor normally will not accept purchase orders of $250,000 or more of Class B shares or $1 million or more of Class C shares from a single investor."

February 13, 2004                                                                          PS0000.010.0204

Microsoft Word 10.0.5522;
                                     Oppenheimer AMT-Free Municipals
                                 Oppenheimer AMT-Free New York Municipals
                                        Oppenheimer Cash Reserves
                                     Oppenheimer Champion Income Fund
                                   Oppenheimer Developing Markets Fund
                                        Oppenheimer Discovery Fund
                                     Oppenheimer Emerging Growth Fund
                                  Oppenheimer Emerging Technologies Fund
                                       Oppenheimer Enterprise Fund
                                         Oppenheimer Global Fund
                                  Oppenheimer Global Opportunities Fund
                                 Oppenheimer Gold & Special Minerals Fund
                                         Oppenheimer Growth Fund
                                       Oppenheimer High Yield Fund
                                   Oppenheimer International Bond Fund
                              Oppenheimer International Large-Cap Core Fund
                               Oppenheimer International Small Company Fund
                                     Oppenheimer International Value
                                 Oppenheimer Limited-Term Government Fund
                                      Oppenheimer Main Street Fund(R)
                                Oppenheimer Main Street Opportunity Fund ?
                                     Oppenheimer Multi Cap Value Fund
                                  Oppenheimer Multi-Sector Income Trust
                                       Oppenheimer Real Asset Fund
                                  Oppenheimer Senior Floating Rate Fund
                                    Oppenheimer Strategic Income Fund
                                    Oppenheimer Total Return Bond Fund
                                    Oppenheimer U.S. Government Trust
                                        Rochester Fund Municipals
                    Rochester Portfolio Series - Limited Term New York Municipal Fund

                                    Supplement dated February 13, 2004

This supplement amends the Statement of Additional Information of each of the above-referenced Funds and is in addition to any existing supplements of the Funds.

The first sentence of the third paragraph under the section entitled "Classes of Shares" is deleted in its entirety and replaced with the following:

         "The Distributor normally will not accept purchase orders of $250,000 or more of Class
         B shares or $1 million or more of Class C shares from a single investor."

February 13, 2004                                                                                        PX0000.001